Basis of Presentation and Organization (Details Textual)				12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Common stock [Member] Moneytech Limited [Member]	Jun. 30, 2013 President [Member] Preferred Series B Stock [Member] Moneytech Limited [Member]	Jun. 30, 2013 Restatement Adjustment [Member]
Basis of Presentation and Organization (Textual)
Business acquisition, number of shares issued				5,300,000	5,000
Common stock, shares outstanding	9,961,632	9,961,632	5,300,000			10,300,000
Common stock to be issued, shares						338,368